UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         02/14/06
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        93
                                               -------------

Form 13F Information Table Value Total:        $1,493,302
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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                                                FORM 13F INFORMATION TABLE

                                                             7

                                                                                                     Voting Authority
                                                                                                    -------------------
                                                         Value     Shares/   Sh/  Put/   Invstmt   Other
   NAME OF ISSUER         TITLE OF CLASS    CUSIP/SEDOL  (X$1000)  PRN AMT   PRN  CALL   DSCRETN  MANAGERS   SOLE     SHARED   NONE
   --------------         --------------    -----------  --------  --------  ---  ----   -------  --------   -----    ------   ----

Activcard Corp            COM               00506J107     1,745      500,000             Sole                500,000
Alamosa Hldgs Inc         COM                11589108    24,193    1,300,000             Sole              1,300,000
Albertsons Inc            COM                13104104    10,675      500,000             Sole                500,000
Altria Group Inc          CALL              02209S903     5,995       13,000      CALL   Sole                 13,000
Altria Group Inc          COM               02209S103    46,849      627,000             Sole                627,000
Altria Group Inc          PUT               02209S953     1,144       17,500       PUT   Sole                 17,500
American Express Co       DBCV 1.850%12/0   025816AS8    10,633   10,000,000             Sole             10,000,000
American Finl Rlty Tr     NOTE 4.375% 7/1   02607PAB3    12,569   14,000,000             Sole             14,000,000
Ameritrade Hldg
  Corp New                COM               03074K100    32,868    1,369,518             Sole              1,369,518
Boston Communications
  Group                   COM               100582105       509      450,000             Sole                450,000
Boston Scientific Corp    COM               101137107    19,592      800,000             Sole                800,000
Brinks Co                 COM               109696104    55,097    1,150,000             Sole              1,150,000
Carmike Cinemas Inc       COM               143436400     5,483      216,200             Sole                216,200
Centerpoint Energy Inc    NOTE 3.750% 5/1   15189TAM9     5,883    5,000,000             Sole              5,000,000
Cephalon Inc              NOTE 6/1          156708AK5    10,366    9,000,000             Sole              9,000,000
Cephalon Inc              NOTE 6/1          156708AL3    11,896   10,000,000             Sole             10,000,000
Cephalon Inc              NOTE 6/1          156708AP4    14,829   10,000,000             Sole             10,000,000
Certegy Inc               COM               156880106    27,784      685,000             Sole                685,000
Cheniere Energy Inc       COM NEW           16411R208    12,097      325,000             Sole                325,000
Citadel Broadcasting
  Corp                    NOTE 1.875% 2/1   17285TAB2    11,595   15,000,000             Sole             15,000,000
Clear Channel Outdoor
   Hldgs                  CL A              18451C109     6,881      343,200             Sole                343,200
Compton Pete Corp         COM               204940100     3,679      250,000             Sole                250,000
CSH Sys Intl Inc          COM               126349109    22,320    1,000,000             Sole              1,000,000
CVS Corp                  COM               126650100    21,136      800,000             Sole                800,000
CVS Corp                  PUT               126650950     1,152        3,200       PUT   Sole                  3,200
Del Monte Foods Co        COM               24522P103     3,651      350,000             Sole                350,000
Digital  RIV Inc          NOTE 1.250% 1/0   25388BAB0     2,389    2,500,000             Sole              2,500,000
Discovery Holding Co      CL A COM          25468Y107    21,210    1,400,010             Sole              1,400,010
Dominion Res Inc VA New   CALL              25746U909       140        4,000      CALL   Sole                  4,000
DST Sys Inc Del           COM               233326107    53,919      900,000             Sole                900,000
E Trade Financial Corp    COM               269246104    33,376    1,600,000             Sole              1,600,000
Echostar Communications
  New                     NOTE 5.750% 5/1   278762AG4     7,835    8,000,000             Sole              8,000,000
EDO Corp                  NOTE 4.000%11/1   281347AE4     8,127    8,000,000             Sole              8,000,000
Federated Dept Stores
  Inc DE                  COM               31410H101    33,828      510,000             Sole                510,000
Federated Dept Stores
  Inc DE                  PUT               31410H951     1,088        5,000       PUT   Sole                  5,000
Fidelity Natl Finl Inc    COM               316326107     4,615      125,455             Sole                125,455
Gateway Inc               NOTE 1.500%12/3   367626AB4    13,547   18,500,000             Sole             18,500,000
Gemstar-TV Guide Intl Inc COM               36866W106     7,625    2,921,500             Sole              2,921,500
General Mtrs Corp         DEB SR CV C 33    370442717    14,914      950,000             Sole                950,000
Great Atlantic &
  Pac Tea Inc             COM               390064103    25,424      800,000             Sole                800,000
Gtech Hldgs Corp          COM               400518106    26,408      832,000             Sole                832,000
Guidant Corp              COM               401698105    77,700    1,200,000             Sole              1,200,000
Hanover Ins Group Inc     COM               410867105    36,695      878,500             Sole                878,500
Hudson City Bancorp       COM               443683107    61,470    5,071,790             Sole              5,071,790
Interactive Data Corp     COM               45840J107    10,388      457,400             Sole                457,400
Intercontinental-
  exchange Inc            COM               45865V100     2,290       63,000             Sole                 63,000
Kansas City Southern      COM NEW           485170302     3,665      150,000             Sole                150,000
Lancaster Colony Corp     COM               513847103     4,076      110,000             Sole                110,000
Leucadia Natl Corp        NOTE 3.750% 4/1   527288AX2    10,512    9,000,000             Sole              9,000,000
Liberty Global Inc        COM SER C         530555309     5,300      250,000             Sole                250,000
Liberty Media
  Corp New                COM SER A         530718105    45,458    5,776,100             Sole              5,776,100
Lions Gate Entmnt Corp    NOTE 3.625% 3/1   535919AG9     4,212    5,000,000             Sole              5,000,000
Loews Corp                CAROLNA GP STK    540424207    21,995      500,000             Sole                500,000
Loews Corp                PUT               540424957       138        5,000       PUT   Sole                  5,000
Louisiana Pac Corp        COM               546347105    25,157      915,800             Sole                915,800
Maxtor Corp               NOTE 6.800% 4/3   577729AC0     4,141    4,000,000             Sole              4,000,000
McDermott Intl Inc        COM               580037109    44,610    1,000,000             Sole              1,000,000
Mesa Air Group Inc        NOTE 2.115% 2/1   590479AD3     8,076   15,500,000             Sole             15,500,000
NCR Corp New              COM               62886E108    24,607      725,000             Sole                725,000
News Corp                 CL A              65248E104     8,005      514,800             Sole                514,800
Ntl Inc Del               COM               62940M104    14,937      219,400             Sole                219,400
Office Depot Inc          COM               676220106    31,400    1,000,000             Sole              1,000,000
Omnicare Inc              DBCV 3.250%12/1   681904AL2    13,864   14,000,000             Sole             14,000,000
Peoples Bk
  Bridgeport Conn         COM               710198102    15,530      500,000             Sole                500,000
Playboy Enterprises
  Inc                     NOTE 3.000% 3/1   728117AB8     7,024    7,000,000             Sole              7,000,000
Polycom Inc               CALL              73172K904        25        2,500      CALL   Sole                  2,500
Questar Corp              COM               748356102    17,411      230,000             Sole                230,000
Reinsurance Group
  Amer Inc                COM               759351109     9,791      205,000             Sole                205,000
Reliant Energy Inc        COM               75952B105     7,740      750,000             Sole                750,000
Retail Ventures Inc       COM               76128Y102     4,354      350,000             Sole                350,000
Rite Aid Corp             COM               767754104     8,700    2,500,000             Sole              2,500,000
Saks Inc                  COM               79377W108    12,645      750,000             Sole                750,000
Sepracor Inc              NOTE 10/1         817315AW4     3,790    4,000,000             Sole              4,000,000
Sirius Satellite
  Radio Inc               NOTE 2.500% 2/1   82966UAC7     8,859    5,500,000             Sole              5,500,000
SLM Corp                  DBCV 7/2          78442PAC0    10,268   10,000,000             Sole             10,000,000
Sprint Nextel Corp        COM FON           852061100    65,354    2,797,700             Sole              2,797,700
St Jude Med Inc           DBCV 2.800%12/1   790849AB9     9,969   10,000,000             Sole             10,000,000
Telewest Global Inc       COM               87956T107    38,112    1,600,000             Sole              1,600,000
Terra Inds Inc            COM               880915103    10,360    1,850,000             Sole              1,850,000
Textron Inc               COM               883203101    26,943      350,000             Sole                350,000
Theravance Inc            COM               88338T104    10,236      454,546             Sole                454,546
Tyco Intl Ltd New         CALL              902124906       640        4,000      CALL   Sole                  4,000
Tyco Intl Ltd New         COM               902124106    40,404    1,400,000             Sole              1,400,000
USA Mobility Inc          COM               90341G103     5,544      200,000             Sole                200,000
Veeco Instrs Inc Del      NOTE 4.125%12/2   922417AB6     7,023    7,500,000             Sole              7,500,000
Vornado Rlty Lp           DEB 3.875% 4/1    929043AC1    18,308   17,500,000             Sole             17,500,000
Wellpoint Inc             CALL              94973V907       260        2,000      CALL   Sole                  2,000
Wellpoint Inc             COM               94973V107    49,869      625,000             Sole                625,000
Wellpoint Inc             PUT               94973V957        15        6,000       PUT   Sole                  6,000
Wyeth                     DBCV 1/1          983024AD2    10,373   10,000,000             Sole             10,000,000

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